Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 07, 2017 USD ($)	Jun. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents		$ 147,468,000		$ 102,752,000			$ 144,671,000
Cash flows from (used in) operating activities	$ 450,867,000	155,000,000
Borrowings outstanding		702,181,000		479,535,000
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity				500,000,000	$ 500,000,000
Borrowings outstanding		344,149,000		395,822,000
Undrawn borrowing facilities				100,000,000
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity | €			€ 71,400,000.0
Borrowings outstanding		50,569,000		57,242,000
Undrawn borrowing facilities			€ 2,000,000	1,900,000
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity						$ 18,000,000
Borrowings outstanding		7,719,000		13,071,000
Undrawn borrowing facilities				1,000,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic				$ 79,000,000
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 2,000,000
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 3,000,000
Nicaraguan Cordoba Versus United States Dollar
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change in foreign currency value			(5.00%)	(5.00%)
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding		$ 350,000,000		$ 400,000,000
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding				58,634,000
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding				$ 13,526,000